Note 20 - Parent Company	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
20.	PARENT COMPANY

Following are condensed financial statements for the Company.

CONDENSED BALANCE SHEET

(Dollar amounts in thousands)	December 31,
	2022	2021
ASSETS
Cash and due from banks	$201	$805
Equity securities, at fair value	645	818
Investment in nonbank subsidiary	1	1
Investment in subsidiary bank	202,887	150,588
Other assets	2,984	1,371

TOTAL ASSETS	$206,718	$153,583

LIABILITIES
Trust preferred debt	$8,248	$8,248
Other liabilities	779	-
TOTAL LIABILITIES	9,027	8,248

STOCKHOLDERS' EQUITY	197,691	145,335

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$206,718	$153,583

CONDENSED STATEMENT OF COMPREHENSIVE (LOSS) INCOME

	Year Ended December 31,
(Dollar amounts in thousands)	2022	2021

INCOME
Dividends from subsidiary bank	$15,500	$18,600
(Loss) gain on equity securities	(173)	209
Other	7	5
Total income	15,334	18,814

EXPENSES
Interest expense	288	151
Salaries and employee benefits	667	842
Ohio state franchise tax	1,157	1,144
Other	3,434	742
Total expenses	5,546	2,879

Income before income tax benefit	9,788	15,935

Income tax benefit	(1,024)	(560)

Income before equity in undistributed net income of subsidiaries	10,812	16,495

Equity in undistributed net income of subsidiaries	4,861	2,138

NET INCOME	$15,673	$18,633

Comprehensive (loss) income	$(9,933)	$17,811

CONDENSED STATEMENT OF CASH FLOWS

	Year Ended December 31,
(Dollar amounts in thousands)	2022	2021

OPERATING ACTIVITIES
Net income	$15,673	$18,633
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of Subsidiaries	(4,861)	(2,138)
Stock-based compensation	307	398
Loss (gain) on equity securities	173	(209)
Other, net	(297)	(664)
Net cash provided by operating activities	10,995	16,020

INVESTING ACTIVITIES
Acquisition, net of cash paid	10	-

FINANCING ACTIVITIES
Stock options exercised	-	94
Repurchase of treasury shares	(6,119)	(12,291)
Cash dividends	(5,490)	(4,240)
Net cash used in financing activities	(11,609)	(16,437)

Decrease in cash	(604)	(417)

CASH AT BEGINNING OF YEAR	805	1,222

CASH AT END OF YEAR	$201	$805

SUPPLEMENTAL INFORMATION
Common stock issued in business acquisition	$73,265	$-